As filed with the Securities and Exchange Commission on June 16, 2017

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 504	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 505	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 504 relates to the following funds:

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2020 Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under
Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 16th day of June, 2017.

JPMORGAN TRUST I

By:	BRIAN S. SHLISSEL*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on June 16, 2017.

	JOHN F. FINN*	LAURA M. DEL PRATO*
	John F. Finn Trustee	Laura M. Del Prato Treasurer and Principal Financial Officer

	DR. MATTHEW GOLDSTEIN*	MITCHELL M. MERIN*
	Dr. Matthew Goldstein Trustee	Mitchell M. Merin Trustee

	DENNIS P. HARRINGTON*	WILLIAM G. MORTON, JR.*
	Dennis P. Harrington* Trustee	William G. Morton, Jr. Trustee

	FRANKIE D. HUGHES*	ROBERT A. ODEN, JR.*
	Frankie D. Hughes Trustee	Robert A. Oden, Jr. Trustee

	RAYMOND KANNER*	MARIAN U. PARDO*
	Raymond Kanner Trustee	Marian U. Pardo Trustee

	PETER C. MARSHALL*	FREDERICK W. RUEBECK*
	Peter C. Marshall Trustee	Frederick W. Ruebeck Trustee

	MARY E. MARTINEZ*	JAMES J. SCHONBACHLER*
	Mary E. Martinez Trustee	James J. Schonbachler Trustee

	MARILYN MCCOY*	BRIAN S. SHLISSEL*
	Marilyn McCoy Trustee	President and Principal Executive Officer Brian S. Shlissel

*By	/S/ JESSICA K. DITULLIO
Jessica K. Ditullio
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase